ACCOUNTS RECEIVABLE (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 225,314	$ 133,692
Less: Allowance for doubtful accounts	(43,100)	(9,139)
Total	$ 182,214	$ 124,553